Commitments and Contingencies (Details) - Schedule of future lease payments	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	$ 2,938,047
January 2023 to December 2023	891,213
January 2024 to December 2024	114,828
January 2025 to December 2025	114,828
January 2026 to December 2026	114,828
Thereafter	2,002,241
Total	6,175,985
Operating Lease Member
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	31,369
January 2023 to December 2023	807,754
January 2024 to December 2024	31,369
January 2025 to December 2025	31,369
January 2026 to December 2026	31,369
Thereafter	1,856,188
Total	2,789,418
Finance Lease Member
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	83,459
January 2023 to December 2023	83,459
January 2024 to December 2024	83,459
January 2025 to December 2025	83,459
January 2026 to December 2026	83,459
Thereafter	146,053
Total	563,348
Capital Expenditure [Member]
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	2,823,219
January 2023 to December 2023
January 2024 to December 2024
January 2025 to December 2025
January 2026 to December 2026
Thereafter
Total	$ 2,823,219